Retirement-Related Benefits (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Noncurrent liabilities-
Retirement and nonpension postretirement benefit obligations	$ (20,418)	$ (18,374)
Defined Benefit Pension Plans | U.S. Plan(s)
Changes in benefit obligation
Benefit obligation, balance at the beginning of the period	54,085	51,293
Interest cost	2,196	2,456	2,601
Acquisitions/divestitures, net	0	0
Actuarial losses/(gains)	3,810	3,551
Benefits paid from trust	(3,184)	(3,121)
Direct benefit payments	(97)	(95)
Benefit obligation, balance at the end of the period	56,810	54,085	51,293
Change in plan assets
Fair value of plan assets, balance at the beginning of the period	51,218	50,259
Actual return on plan assets	5,596	4,080
Benefits paid from trust	(3,184)	(3,121)
Fair value of plan assets, balance at the end of the period	53,630	51,218	50,259
Funded status of plan assets, ending balance	(3,180)	(2,866)
Accumulated benefit obligation	56,810	54,085
Net funded status recognized in the consolidated statement of financial position
Prepaid pension assets	0	0
Current liabilities-
Compensation and benefits	(102)	(96)
Noncurrent liabilities-
Retirement and nonpension postretirement benefit obligations	(3,078)	(2,770)
Funded Status	(3,180)	(2,866)
Defined Benefit Pension Plans | Non-U.S. Plans
Changes in benefit obligation
Benefit obligation, balance at the beginning of the period	42,861	42,584
Service cost	443	505	508
Interest cost	1,779	1,843	1,841
Plan participants' contributions	47	53
Acquisitions/divestitures, net	26	(48)
Actuarial losses/(gains)	6,365	812
Benefits paid from trust	(1,987)	(1,995)
Direct benefit payments	(454)	(462)
Foreign exchange impact	77	(423)
Amendments/curtailments/settlements/other	161	(8)
Benefit obligation, balance at the end of the period	49,319	42,861	42,584
Change in plan assets
Fair value of plan assets, balance at the beginning of the period	35,362	35,722
Actual return on plan assets	3,742	1,052
Employer contributions	557	728
Acquisitions/divestitures, net	40	(27)
Plan participants' contributions	47	53
Benefits paid from trust	(1,987)	(1,995)
Foreign exchange impact	305	(537)
Amendments/curtailments/settlements/other	(8)	367
Fair value of plan assets, balance at the end of the period	38,058	35,362	35,722
Funded status of plan assets, ending balance	(11,261)	(7,499)
Accumulated benefit obligation	48,369	42,063
Period for return of plan assets to entity	3 years
Return of Brazil plan assets during 2012 resulting from 2011 government ruling	200
Net funded status recognized in the consolidated statement of financial position
Prepaid pension assets	944	2,843
Current liabilities-
Compensation and benefits	(356)	(304)
Noncurrent liabilities-
Retirement and nonpension postretirement benefit obligations	(11,849)	(10,038)
Funded Status	(11,261)	(7,499)
Nonpension Postretirement Plans | U.S. Plan(s)
Changes in benefit obligation
Benefit obligation, balance at the beginning of the period	5,273	5,123
Service cost	36	33	33
Interest cost	200	236	262
Plan participants' contributions	200	228
Acquisitions/divestitures, net	2	0
Actuarial losses/(gains)	104	244
Benefits paid from trust	(551)	(623)
Direct benefit payments	(35)	(32)
Medicare/Government subsidies	53	65
Benefit obligation, balance at the end of the period	5,282	5,273	5,123
Change in plan assets
Fair value of plan assets, balance at the beginning of the period	38	35
Actual return on plan assets	0	0
Employer contributions	746	397
Plan participants' contributions	200	228
Benefits paid from trust	(551)	(623)
Fair value of plan assets, balance at the end of the period	433	38	35
Funded status of plan assets, ending balance	(4,849)	(5,235)
Net funded status recognized in the consolidated statement of financial position
Prepaid pension assets	0	0
Current liabilities-
Compensation and benefits	(239)	(437)
Noncurrent liabilities-
Retirement and nonpension postretirement benefit obligations	(4,610)	(4,798)
Funded Status	(4,849)	(5,235)
Nonpension Postretirement Plans | Non-U.S. Plans
Changes in benefit obligation
Benefit obligation, balance at the beginning of the period	901	872
Service cost	14	11	9
Interest cost	64	67	59
Acquisitions/divestitures, net	0	(1)
Actuarial losses/(gains)	76	47
Benefits paid from trust	(6)	(7)
Direct benefit payments	(27)	(27)
Foreign exchange impact	(24)	(60)
Amendments/curtailments/settlements/other	21
Benefit obligation, balance at the end of the period	1,019	901	872
Change in plan assets
Fair value of plan assets, balance at the beginning of the period	112	120
Actual return on plan assets	10	13
Employer contributions	1	0
Acquisitions/divestitures, net		0
Benefits paid from trust	(6)	(7)
Foreign exchange impact	(8)	(15)
Amendments/curtailments/settlements/other	10
Fair value of plan assets, balance at the end of the period	119	112	120
Funded status of plan assets, ending balance	(900)	(789)
Net funded status recognized in the consolidated statement of financial position
Prepaid pension assets	0	0
Current liabilities-
Compensation and benefits	(20)	(22)
Noncurrent liabilities-
Retirement and nonpension postretirement benefit obligations	(880)	(768)
Funded Status	$ (900)	$ (789)